Tax Status	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
Tax Status	Tax Status
The Plan is exempt from Puerto Rico income taxes under the provisions of the PR Code, enacted on January 31, 2011. The 2011 PR Code replaced the 1994 PR Code, as amended. The Government of Puerto Rico Treasury Department has determined and informed the Company by a letter dated October 22, 2008 that the Plan and trust established thereunder is exempt from local income taxes. Although the Plan has been amended since receiving the above letter, the Plan administrator and the Plan's tax counsel believe that the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the PR Code and, therefore, believe that the Plan is qualified, and the related trust is tax-exempt.